Equitys (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years in the period ended December 31, 2020 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2018	2,232,400	$7.52	$1.40
Granted	1,590,000	$13.02	$2.01
Exercised	(635,800)	$6.22	$1.11
Expired	(1,079,600)	$13.25	$1.64
Outstanding and exercisable at December 31, 2018	2,107,000	$9.13	$1.82
Granted	120,000	$9.57	$0.82
Exercised	(578,000)	$6.29	$1.58
Expired	(723,000)	$12.94	$1.95
Outstanding and exercisable at December 31, 2019	926,000	$7.98	$1.72
Granted	1,825,000	$9.41	$1.98
Exercised	(433,000)	$6.46	$1.88
Expired	(1,689,000)	$9.41	$1.77
Outstanding and exercisable at December 31, 2020	629,000	$9.35	$2.22

Option Outstanding and Exercisable by Company	Details of the options outstanding and exercisable as of December 31, 2020 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2017
15,000	vest in January 2021	$7.10	January 1, 2021 to December 31, 2021	12.0
In 2020
153,500	vest in January 2021	$9.41	January 1, 2021 to December 31, 2021	12.0
153,500	vest in January 2022	$9.41	January 1, 2022 to December 31, 2022	24.0
153,000	vest in January 2023	$9.41	January 1, 2023 to December 31, 2023	36.0
153,000	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0

Weighted Average Fair Value Options Granted, Assumptions	The weighted average fair values of options granted during 2018, 2019 and 2020 were $2.01, $0.82 and $1.98, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2018	2019	2020
Risk-free interest rate	1.80% to 2.78%	1.71% to 2.10%	1.52% to 1.57%
Expected life	0.42 years to 2.58 years	0.52 years to 1.52 years	0.94 years to 4.95 years
Expected volatility	20.53% to 35.40%	23.14% to 25.46%	25.11% to 33.28%
Expected dividend yield	2.11% to 2.65%	2.93%	0.00%